Loans Receivable, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financing Receivable, after Allowance for Credit Loss, Noncurrent [Abstract]
Balance at beginning of the period/year
Recovery of expected credit losses	46,586
Exchange rate differences	(163)
Balance at end of the period/year	$ 46,423